Treasury Shares (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 24, 2013	Dec. 31, 2019
Treasury Shares (Textual)
Treasury shares, authorised		2,350,000
Purchase of treasury shares		$ 5,052,500
Fair value of treasury shares		$ 20,102,500
Percentage of treasury shares	15.00%